Operating Segments - Summary of Segment Assets (Detail)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 MYR (RM)
Disclosure of operating segments [line items]
Assets	$ 9,500,080	RM 41,824,104	RM 44,114,803
Consolidated total assets [member]
Disclosure of operating segments [line items]
Assets		41,824,104	44,114,803	RM 3,445,598
Operating segments [member]
Disclosure of operating segments [line items]
Assets		33,181,291	43,444,960	3,445,598
Unallocated amounts [member]
Disclosure of operating segments [line items]
Assets		8,642,813	669,843
Business Strategy and Consultancy [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets		19,043,436	2,586,832	3,445,598
Technology development solutions and consultancy [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets		1,175,112	3,606,903
Investments and others [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets		RM 12,962,743	RM 37,251,225